Calvert
Mid-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	37,473	$ 3,510,096
		$ 3,510,096
Auto Components — 2.4%
Aptiv PLC(1)	49,371	$ 7,767,539
		$ 7,767,539
Banks — 2.5%
KeyCorp	322,666	$ 6,663,053
Live Oak Bancshares, Inc.	21,980	1,296,820
		$7,959,873
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	104,782	$6,215,668
		$6,215,668
Biotechnology — 1.4%
Neurocrine Biosciences, Inc.(1)	47,083	$4,582,118
		$4,582,118
Building Products — 2.6%
AZEK Co., Inc. (The)(1)	114,056	$4,842,818
Trex Co., Inc.(1)	34,817	3,558,645
		$8,401,463
Capital Markets — 4.9%
Morningstar, Inc.	16,001	$4,114,017
MSCI, Inc.	9,136	4,870,219
Tradeweb Markets, Inc., Class A	78,718	6,656,394
		$15,640,630
Commercial Services & Supplies — 3.1%
GFL Environmental, Inc.(2)	166,320	$5,315,907
Tetra Tech, Inc.	36,519	4,456,779
		$9,772,686
Communications Equipment — 2.1%
Motorola Solutions, Inc.	30,428	$6,598,312
		$6,598,312
Consumer Finance — 2.2%
Ally Financial, Inc.	141,473	$7,051,014
		$7,051,014
Security	Shares	Value
Containers & Packaging — 2.6%
AptarGroup, Inc.	44,588	$ 6,279,774
Packaging Corp. of America	13,798	1,868,525
		$ 8,148,299
Electric Utilities — 1.0%
Xcel Energy, Inc.	50,040	$ 3,296,635
		$ 3,296,635
Electrical Equipment — 1.9%
AMETEK, Inc.	45,714	$ 6,102,819
		$6,102,819
Electronic Equipment, Instruments & Components — 2.8%
TE Connectivity, Ltd.	34,751	$4,698,683
Zebra Technologies Corp., Class A(1)	7,669	4,060,659
		$8,759,342
Energy Equipment & Services — 1.8%
Baker Hughes Co.	244,585	$5,593,659
		$5,593,659
Entertainment — 1.5%
Electronic Arts, Inc.	32,965	$4,741,356
		$4,741,356
Equity Real Estate Investment Trusts (REITs) — 3.9%
Lamar Advertising Co., Class A	65,214	$6,809,646
Mid-America Apartment Communities, Inc.	32,452	5,465,566
		$12,275,212
Food & Staples Retailing — 1.2%
Performance Food Group Co.(1)	78,201	$3,791,967
		$3,791,967
Food Products — 1.3%
Lamb Weston Holdings, Inc.	52,294	$4,218,034
		$4,218,034
Health Care Equipment & Supplies — 3.5%
Envista Holdings Corp.(1)	95,551	$4,128,759
Teleflex, Inc.	17,355	6,973,065
		$11,101,824
Health Care Providers & Services — 3.5%
Accolade, Inc.(1)	75,550	$4,103,121
Centene Corp.(1)	83,379	6,080,830

Calvert
Mid-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(1)	33,994	$ 947,073
		$ 11,131,024
Hotels, Restaurants & Leisure — 1.7%
Wyndham Hotels & Resorts, Inc.	74,825	$ 5,409,099
		$ 5,409,099
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	41,302	$ 3,153,821
		$ 3,153,821
Insurance — 4.0%
Arch Capital Group, Ltd.(1)	94,809	$3,691,862
Assurant, Inc.	25,531	3,987,432
Travelers Cos., Inc. (The)	33,008	4,941,628
		$12,620,922
Interactive Media & Services — 3.3%
CarGurus, Inc.(1)	136,411	$3,578,060
Match Group, Inc.(1)	42,135	6,794,269
		$10,372,329
IT Services — 5.5%
Broadridge Financial Solutions, Inc.	37,066	$5,987,271
Euronet Worldwide, Inc.(1)	24,772	3,352,890
Flywire Corp.(1)	23,496	863,243
Marqeta, Inc., Class A(1)	44,716	1,255,178
WEX, Inc.(1)	31,499	6,107,656
		$17,566,238
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	43,180	$6,382,436
Waters Corp.(1)	14,222	4,915,265
		$11,297,701
Machinery — 4.0%
Colfax Corp.(1)	123,416	$5,653,687
Stanley Black & Decker, Inc.	33,949	6,959,205
		$12,612,892
Metals & Mining — 1.6%
Steel Dynamics, Inc.	84,212	$5,019,035
		$5,019,035
Security	Shares	Value
Pharmaceuticals — 1.9%
Jazz Pharmaceuticals PLC(1)	33,465	$ 5,944,723
		$ 5,944,723
Professional Services — 5.0%
Booz Allen Hamilton Holding Corp.	59,077	$ 5,032,179
Clarivate PLC(1)	170,865	4,703,914
Verisk Analytics, Inc.	34,606	6,046,360
		$ 15,782,453
Semiconductors & Semiconductor Equipment — 2.8%
Skyworks Solutions, Inc.	24,952	$4,784,546
Teradyne, Inc.	30,217	4,047,869
		$8,832,415
Software — 6.4%
ANSYS, Inc.(1)	20,866	$7,241,754
Bill.com Holdings, Inc.(1)	34,859	6,385,471
Black Knight, Inc.(1)	87,366	6,812,801
		$20,440,026
Specialty Retail — 8.0%
Best Buy Co., Inc.	42,660	$4,905,047
Five Below, Inc.(1)	23,073	4,459,319
National Vision Holdings, Inc.(1)	96,518	4,934,965
Ross Stores, Inc.	39,253	4,867,372
Ulta Beauty, Inc.(1)	18,506	6,398,820
		$25,565,523
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	13,832	$5,312,456
		$5,312,456
Total Common Stocks (identified cost $244,936,450)		$316,589,203

Calvert
Mid-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 352,807
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	309	292,629
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	398	360,127
Total High Social Impact Investments (identified cost $1,067,000)		$ 1,005,563

Short-Term Investments — 0.0%(6)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	146,685	$ 146,685
Total Short-Term Investments (identified cost $146,685)		$ 146,685
Total Investments — 99.9% (identified cost $246,150,135)		$317,741,451
Other Assets, Less Liabilities — 0.1%		$ 194,131
Net Assets — 100.0%		$317,935,582

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,995,425 and the total market value of the collateral received by the Fund was $5,252,328, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $1,005,563, which represents 0.3% of the net assets of the Fund as of June 30, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(6)	Amount is less than 0.05%.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

The Fund did not have any open derivative instruments at June 30, 2021.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	309,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	398,000
At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $499,492, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$693,370	$ —	$ (696,903)	$ —	$ 3,533	$ —	$2,178	$ —
1.50%, 12/15/23(1)	—	360,000	—	—	(7,193)	352,807	2,940	360,000

Calvert
Mid-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 922,663	$39,954,623	$(40,730,595)	$ (37)	$ 31	$146,685	$1,276	146,685
Totals				$ (37)	$(3,629)	$499,492	$6,394

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$316,589,203(1)	$ —	$ —	$316,589,203
High Social Impact Investments	—	1,005,563	—	1,005,563
Short-Term Investments	—	146,685	—	146,685
Total Investments	$316,589,203	$1,152,248	$ —	$317,741,451

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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